Operations and Summary of Significant Accounting Principles (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Allowance for Doubtful Accounts [Table Text Block]

Allowances for Doubtful Accounts	2013	2012	2011

Balance at beginning of year	$43,353	$24,227	$70,249
Bad debt provision	95,838	35,925	30,183
Write-off of receivables	(14,519)	(16,799)	(76,205)
Balance at end of year	$124,672	$43,353	$24,227

Schedule of Significant Acquisitions and Disposals of Property, plant and equipment [Table Text Block]
Plant and equipment	7% - 20%
Buildings	5%
Automotive equipment	20%
Land improvements	8%
Furniture, fixtures, computer hardware and software	20%